Subsequent events (Details)						12 Months Ended
	Mar. 27, 2026 USD ($)	Mar. 20, 2026	Feb. 02, 2026 USD ($) shares	Jan. 28, 2026 USD ($) shares	Oct. 30, 2024 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Apr. 06, 2026 Hotel	Mar. 10, 2026	Jun. 13, 2025 shares	Mar. 20, 2024 shares
Subsequent events [Abstract]
Number of shares (in shares)												129,765,157	79,242,873
Shares issued amount						$ 25,969,485	$ 1,381,777	$ 0	$ 0
Santander [Member]
Subsequent events [Abstract]
Payment of loans | $					$ 500,000
Subsequent Events [Member]
Subsequent events [Abstract]
Percentage of aggregate principal amount of notes outstanding											81.00%
Number of hotel key rooms | Hotel										566
Lock up period		2 years
Subsequent Events [Member] | Santander [Member]
Subsequent events [Abstract]
Payment of loans | $	$ 1,498,204
Subsequent Events [Member] | Yorkville [Member]
Subsequent events [Abstract]
Number of shares (in shares)			363,500	2,000,000
Number of shares sale (in shares)			528,500	1,835,000
Shares issued amount | $			$ 787,640	$ 3,646,000
Number of ordinary shares previously issued (in shares)			165,000